DOCUMENT AND ENTITY INFORMATION DOCUMENT AND ENTITY INFORMATION	Jul. 29, 2022
Entity Information [Line Items]
Entity Tax Identification Number	31-0411980
Written Communications	false
Entity Address, Address Line One	One Procter & Gamble Plaza
Entity Central Index Key	0000080424
Entity File Number	1-434
Entity Address, City or Town	Cincinnati
Amendment Flag	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Document Type	8-K
Document Period End Date	Jul. 29, 2022
Entity Incorporation, State or Country Code	OH
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	513
Local Phone Number	983-1100
Entity Registrant Name	PROCTER & GAMBLE CO
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, without Par Value
Trading Symbol	PG
2.000% due 2022 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	2.000% Notes due 2022
Trading Symbol	PG22B
1.125% due 2023 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	1.125% Notes due 2023
Trading Symbol	PG23A
0.500% due 2024 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	0.500% Notes due 2024
Trading Symbol	PG24A
0.625% due 2024 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	0.625% Notes due 2024
Trading Symbol	PG24B
1.375% due 2025 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	1.375% Notes due 2025
Trading Symbol	PG25
4.875% EUR due May 2027 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	4.875% EUR Notes due May 2027
Trading Symbol	PG27A
1.200% due 2028 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	1.200% Notes due 2028
Trading Symbol	PG28
1.250% due 2029 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	1.250% Notes due 2029
Trading Symbol	PG29B
1.800% due 2029 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	1.800% Notes due 2029
Trading Symbol	PG29A
6.250% GBP due January 2030 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	6.250% GBP Notes due January 2030
Trading Symbol	PG30
5.250% GBP due January 2033 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	5.250% GBP Notes due January 2033
Trading Symbol	PG33
1.875% due 2038 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	1.875% Notes due 2038
Trading Symbol	PG38
0.0350% Notes due 2030 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	0.0350% Notes due 2030
Trading Symbol	PG30C
0.0230% Notes due 2031 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	0.0230% Notes due 2031
Trading Symbol	PG31A
0.900% Notes due 2041 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	0.900% Notes due 2041
Trading Symbol	PG41
0.110% Notes due 2026 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	0.110% Notes due 2026
Trading Symbol	PG26D
NEW YORK STOCK EXCHANGE, INC. [Member]
Entity Information [Line Items]
Security Exchange Name	NYSE